SHAREHOLDERS' EQUITY (Summary of Restricted Stock Units Activity) (Details) - 12 months ended Dec. 31, 2016 - Restricted Stock Awards And Restricted Stock Units [Member]		$ / shares shares	₪ / shares
Number of RSU and RSA
Outstanding at January 1, 2016	[1]	753,205
Granted	[1]	868,375
Assumed	[1]	231,374
Vested	[1]	(244,907)
Forfeited	[1]	(109,404)
Outstanding at December 31, 2016	[1]	1,498,643
Par value NIS | ₪ / shares			₪ 1
Par value USD | $ / shares		$ 0.26

[1]	NIS 1 par value which represents approximately $0.26